CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues
Trading and manufacturing	$ 13,770		$ 11,001		$ 13,721
Engineering	6,334		6,349		8,757
Total revenues	20,104		17,350		22,478
Cost of revenues
Trading and manufacturing	(11,136)		(8,563)		(11,331)
Engineering	(5,269)		(4,374)		(6,196)
Total cost of revenues	(16,405)		(12,937)		(17,527)
Gross profit	3,699		4,413		4,951
Finance costs	(7)		(11)		(19)
Selling and administrative expenses	(4,751)		(4,976)		(5,602)
Operating (loss) / income	(1,059)		(574)		(670)
Interest income	35		24		18
Other income / (losses), net	58		(14)		5
Gain on disposal of property, plant and equipment	3		0		7
(Loss) income before income taxes, equity in (loss) / income of affiliates and non-controlling interests	(963)		(564)		(640)
Income taxes credit / (expense)	312		(28)		(228)
Net gain on deemed disposal of affiliate	0		128		24
Equity in (loss) / income of affiliates	(932)		831		1,002
Net gain on disposal of affiliate	1,522		0		0
Net profit / (loss) for the year	(61)		367		158
Add / less: net loss attributable to non-controlling interests	149		106		73
Net profit / (loss) attributable to the Company	88		473		231
Other comprehensive income / (loss)
Net (loss) / profit	(61)		367		158
Foreign exchange translation adjustments	(58)		122		4
Comprehensive (loss) / income	(119)		489		162
Add / less: Comprehensive loss attributable to non-controlling interests	182		45		127
Comprehensive income / (loss) attributable to the Company	$ 63		$ 534		$ 289
Net income / (loss) per ordinary share
- Basic | $ / shares	$ .04		$ 0.23		$ 0.11
- Diluted | $ / shares	$ .04		$ 0.23		$ 0.11
Weighted average number of ordinary shares outstanding
- Basic | shares	2,061,909	2,061,909	2,061,909	2,061,909	2,061,909	2,061,909
- Diluted | shares	2,061,909	2,061,909	2,061,909	2,061,909	2,061,909	2,061,909
ZHEJIANG TIANLAN
Revenues
Total revenues | ¥		¥ 330,244		¥ 422,323		¥ 289,086
Cost of revenues
Total cost of revenues | ¥		(274,062)		(339,488)		(202,869)
Gross profit | ¥		56,182		82,835		86,217
Selling and administrative expenses | ¥		(48,546)		(52,713)		(60,528)
Operating (loss) / income | ¥		7,636		30,122		25,689
Loss on disposal of a subsidiary | ¥		0		0		(35)
Interest income | ¥		53		75		70
Interest expenses | ¥		(2,998)		(2,037)		(1,577)
Other income, net | ¥		8,561		1,887		3,456
Other losses | ¥		(47,446)		0		0
Other income / (losses), net | ¥		(38,885)		1,887		3,456
(Loss) income before income taxes, equity in (loss) / income of affiliates and non-controlling interests | ¥		(34,194)		30,047		27,603
Income taxes credit / (expense) | ¥		7,967		(3,832)		(4,961)
Net profit / (loss) for the year | ¥		(26,227)		26,215		22,642
Add / less: net loss attributable to non-controlling interests | ¥		(419)		19		586
Net profit / (loss) attributable to the Company | ¥		¥ (26,646)		¥ 26,234		¥ 23,228
Net income / (loss) per ordinary share
- Basic | ¥ / shares		¥ (.32)		¥ 0.32		¥ 0.29
Weighted average number of ordinary shares outstanding
- Basic | shares	82,572,000	82,572,000	82,539,123	82,539,123	80,744,055	80,744,055